Term Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Term Deposit [Abstract]
Pledged with banks against bank guarantees, bank over draft facility and other facilities	$ 594	$ 723